Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable
14)	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES, OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

14.1)	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
As of December 31, 2023 and 2022, the investments in common shares of associates and joint ventures, which are accounted under the equity method, were as follows:

Associates	Activity	Country	%		2023	2022
Camcem, S.A. de C.V.	Cement	Mexico	40.1	$	364	306
Concrete Supply Co. LLC	Concrete	United States	40.0		103	96
Lehigh White Cement Company	Cement	United States	36.8		83	76
Neoris N.V. 1	Technology	The Netherlands	34.8		69	62
Joint ventures
Société d’Exploitation de Carrières	Aggregates	France	50.0		24	23
Société Méridionale de Carrières	Aggregates	France	33.3		13	12
Other companies	—	—	—		73	65

				$	729	640

Out of which:
Acquisition cost				$	330	302
Equity method recognition					399	338

1
In connection with the sale of Cemex’s 65% stake in Neoris to Advent described in note 4.2, Cemex’s remaining equity interest in Neoris was remeasured at fair value at the date of loss of control, measured prospectively under the equity method and is presented in the line item of investments in associates and joint ventures.

Combined condensed statement of financial position information of associates and joint ventures as of December 31, 2023 and 2022 is set forth below:

		2023	2022
Current assets	$	1,761	1,603
Non-current assets		1,877	1,699

Total assets		3,638	3,302

Current liabilities		468	468
Non-current liabilities		850	774

Total liabilities		1,318	1,242

Total net assets	$	2,320	2,060

Out of the total assets amounts in 2023 and 2022 presented in the table above, Camcem, S.A. de C.V. (“Camcem”), which is the holding company of Grupo Cementos de Chihuahua, S.A.B. de C.V. (“GCC”), represented 76% and 74%, respectively. In addition, out of total liabilities, Camcem represented 77% in 2023 and 78% in 2022.
Combined selected information of the statements of income of associates and joint ventures in 2023, 2022 and 2021 is set forth below:

		2023	2022	2021
Revenues	$	2,410	2,319	1,801
Operating earnings		535	398	312
Income before income tax		394	268	219
Net income		268	186	153

Out of net income in 2023, 2022 and 2021 from the table above, amounts that Cemex participates and which reflect the share in associates and joint ventures in the Company’s statement of income, Camcem represented 59%, 53% and 49%, respectively.
The share of associates and joint ventures by reportable segment in the statements of income for 2023, 2022 and 2021 are detailed as follows:

		2023	2022	2021
Mexico	$	65	39	28
United States		21	17	18
EMEAA		10	8	8
Corporate and others		2	(34)	–

	$	98	30	54

As of December 31, 2023 and 2022, Cemex did not have written put options for the acquisition of non-controlling
interests.

14.2)	OTHER INVESTMENTS AND NON-CURRENT ACCOUNTS RECEIVABLE

As of December 31, 2023 and 2022, consolidated other investments and non-current
accounts receivable were summarized as follows:

		2023	2022
Non-current accounts receivable 1	$	272	228
Non-current portion of assets from valuation of derivative financial instruments (note 17.4)		64	57
Investments in strategic equity securities		3	5
Investments at fair value through the statements of income		1	3

	$	340	293

1
Includes, among other items: a) accounts receivable from investees and joint ventures of $78 in 2023 and $33 in 2022, b) advances to suppliers of fixed assets of $41 in 2023 and $58 in 2022, c) employee prepaid compensation of $8 in 2023 and $12 in 2022, and d) warranty deposits of $24 in 2023 and $21 in 2022.